Biological assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) g	Dec. 31, 2019 USD ($) g
Disclosure of reconciliation of changes in biological assets [line items]
Balance	$ 19,197	$ 4,491
Unrealized fair value gain on growth of biological assets	224,610	97,738
Increase in biological assets due to capitalized costs	109,850	20,661
Transferred to inventory upon harvest	(314,114)	(105,306)
Transferred to assets held for sale	(1,407)
Balance	$ 46,210	$ 19,197
Biological assets yield on harvest (in gms) | g	16,905,180	7,031,057
HMS Health LLC ("HMS"), HMS Processing LLC, MI Health LLC, and HMS Sales LLC - (the "HMS Companies")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition		$ 469
EC Investment Partners, LLC - ("Eureka")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition		577
Acres Cultivation, LLC - ("Acres")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition		$ 567
Remedy Compassion Center, Inc. - ("Remedy")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition	$ 79
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition	2,340
Primary Organic Therapy, Inc. - ("MEOT")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition	705
GR Companies, Inc. - ("Grassroots")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition	4,571
Alternative Therapies Group, Inc. - ("ATG")
Disclosure of reconciliation of changes in biological assets [line items]
Assets obtained in the acquisition	$ 379